UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05878

Franklin Value Investors Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/15

Item 1. Schedule of Investments.

Franklin Value Investors Trust

Statement of Investments, January 31, 2015 (unaudited)

Franklin All Cap Value Fund	Shares	Value
Common Stocks 91.4%
Aerospace & Defense 2.4%
AAR Corp.	45,200	$1,295,432
United Technologies Corp.	500	57,390
		1,352,822
Automobiles & Components 2.7%
Gentex Corp.	24,000	400,560
Johnson Controls Inc.	21,500	999,105
Spartan Motors Inc.	13,800	71,898
		1,471,563
Banks 3.2%
EverBank Financial Corp.	15,000	261,750
KeyCorp	48,700	632,613
U.S. Bancorp	21,200	888,492
		1,782,855
Building Products 7.6%
[a]Gibraltar Industries Inc.	82,900	1,255,106
Griffon Corp.	81,500	1,197,235
Insteel Industries Inc.	33,400	682,028
Owens Corning Inc.	700	28,035
Universal Forest Products Inc.	21,300	1,066,278
		4,228,682
Commercial & Professional Services 0.5%
McGrath RentCorp	8,700	264,306

Consumer Durables & Apparel 3.8%
Coach Inc.	15,400	572,726
[a]Helen of Troy Ltd.	900	67,698
La-Z-Boy Inc.	54,100	1,443,929
		2,084,353
Consumer Services 1.4%
Royal Caribbean Cruises Ltd.	10,000	755,500

Electrical Equipment 3.7%
Eaton Corp. PLC	6,200	391,158
Encore Wire Corp.	17,600	539,088
Regal-Beloit Corp.	16,000	1,101,600
		2,031,846
Energy 8.9%
Apache Corp.	11,650	728,940
Baker Hughes Inc.	11,000	637,890
Bristow Group Inc.	14,000	779,940
[a]California Resources Corp.	3,000	15,360
Denbury Resources Inc.	30,000	207,000
Hunting PLC (United Kingdom)	12,017	71,989
[a]Natural Gas Services Group Inc.	3,000	60,570
Occidental Petroleum Corp.	7,500	600,000
[a]PHI Inc.	30,700	1,052,396
[a]PHI Inc., non-voting	5,700	194,997
[a]Unit Corp.	20,500	610,490
		4,959,572
Food & Staples Retailing 1.5%
Wal-Mart Stores Inc.	10,000	849,800

Food, Beverage & Tobacco 9.8%
Archer-Daniels-Midland Co.	8,700	405,681
Bunge Ltd.	4,000	358,120
GrainCorp Ltd. (Australia)	55,000	381,406
Kraft Foods Group Inc.	7,233	472,604

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Value Investors Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)
Maple Leaf Foods Inc. (Canada)	70,400	1,129,370
Mondelez International Inc., A	7,000	246,680
[a]Omega Protein Corp.	120,000	1,264,800
PepsiCo Inc.	7,600	712,728
[a]Seneca Foods Corp., A	18,300	473,604
		5,444,993
Health Care Equipment & Services 3.5%
Becton, Dickinson and Co.	6,600	911,328
STERIS Corp.	16,200	1,056,564
		1,967,892
Household & Personal Products 1.1%
The Procter & Gamble Co.	7,300	615,317

Insurance 1.7%
The Allstate Corp.	13,600	949,144

Machinery 10.5%
Briggs & Stratton Corp.	3,000	55,230
John Bean Technologies Corp.	18,000	543,420
L.B. Foster Co., A	28,500	1,351,185
Miller Industries Inc.	65,600	1,325,120
Pentair PLC (United Kingdom)	11,400	704,634
[a]Wabash National Corp.	84,500	1,053,715
Xylem Inc.	23,000	784,300
		5,817,604
Materials 14.4%
Alcoa Inc.	60,500	946,825
Allegheny Technologies Inc.	32,000	912,960
Axiall Corp.	28,900	1,278,825
Carpenter Technology Corp.	17,600	667,744
H.B. Fuller Co.	23,200	954,680
Kaiser Aluminum Corp.	4,800	332,688
Minerals Technologies Inc.	9,500	620,635
Nucor Corp.	100	4,365
Sensient Technologies Corp.	23,700	1,445,700
Stepan Co.	5,400	207,360
[a]Universal Stainless & Alloy Products Inc.	28,936	644,984
		8,016,766
Pharmaceuticals, Biotechnology & Life Sciences 3.5%
Gerresheimer AG (Germany)	5,300	289,748
Johnson & Johnson	11,000	1,101,540
Sanofi, ADR (France)	11,500	530,035
		1,921,323
Real Estate 0.2%
Excel Trust Inc.	8,000	112,320

Retailing 4.1%
The Men's Wearhouse Inc.	15,000	697,050
[a]The Pep Boys - Manny, Moe & Jack	5,300	44,679
Target Corp.	21,000	1,545,810
		2,287,539
Semiconductors & Semiconductor Equipment 1.7%
Microchip Technology Inc.	20,500	924,550

Technology Hardware & Equipment 3.7%
Corning Inc.	68,800	1,635,376
QUALCOMM Inc.	6,800	424,728
		2,060,104
Telecommunication Services 1.5%
[a,b]Orbcomm Inc.	150,000	834,000

Total Common Stocks (Cost $43,381,524)		50,732,851

Franklin Value Investors Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)
	Principal Amount
Corporate Bonds (Cost $288,778) 0.5%
Energy 0.5%
Unit Corp., senior sub. note, 6.625%, 5/15/21	$299,000	283,302
Total Investments before Short Term Investments (Cost $43,670,302)		51,016,153

Short Term Investments (Cost $3,087,082) 5.5%
	Shares
Money Market Funds 5.5%
[a,c]Institutional Fiduciary Trust Money Market Portfolio	3,087,082	3,087,082
Total Investments (Cost $46,757,384) 97.4%		54,103,235
Other Assets, less Liabilities 2.6%		1,425,861
Net Assets 100.0%		$55,529,096

aNon-income producing.
bAt January 31, 2015, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time.
cInstitutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt

Franklin Value Investors Trust

Statement of Investments, January 31, 2015 (unaudited)

Franklin Balance Sheet Investment Fund	Shares	Value
Common Stocks 88.1%
Banks 9.4%
Citigroup Inc.	769,000	$36,104,550
Citizens Financial Group Inc.	680,000	16,252,000
Comerica Inc.	631,000	26,186,500
Farmers & Merchants Bank of Long Beach	1,475	8,805,750
KeyCorp	2,700,000	35,073,000
		122,421,800
Capital Goods 2.2%
Encore Wire Corp.	535,000	16,387,050
Mueller Industries Inc.	396,000	12,430,440
		28,817,490
Commercial & Professional Services 1.5%
Kelly Services Inc., A	1,145,000	19,350,500

Consumer Durables & Apparel 0.3%
[a]LeapFrog Enterprises Inc.	1,787,900	4,255,202
Consumer Services 5.5%
Royal Caribbean Cruises Ltd.	572,000	43,214,600
[a]Ruby Tuesday Inc.	1,695,000	10,203,900
Vail Resorts Inc.	212,500	18,649,000
		72,067,500
Energy 10.6%
Apache Corp.	233,000	14,578,810
[a]Cloud Peak Energy Inc.	2,346,000	15,929,340
Denbury Resources Inc.	1,095,000	7,555,500
Devon Energy Corp.	564,600	34,028,442
Ensco PLC, A	604,000	16,936,160
[a]PHI Inc.	77,500	2,656,700
[a]PHI Inc., non-voting	390,000	13,341,900
Rowan Cos. PLC	1,069,000	22,577,280
Tidewater Inc.	385,000	11,265,100
		138,869,232
Food, Beverage & Tobacco 8.8%
Archer-Daniels-Midland Co.	655,000	30,542,650
Bunge Ltd.	560,000	50,136,800
Fresh Del Monte Produce Inc.	541,000	18,193,830
GrainCorp Ltd. (Australia)	2,219,000	15,387,995
		114,261,275
Life & Health Insurance 10.3%
E-L Financial Corp. Ltd. (Canada)	55,000	29,309,233
MetLife Inc.	521,000	24,226,500
National Western Life Insurance Co., A	131,500	31,348,285
Prudential Financial Inc.	313,000	23,750,440
StanCorp Financial Group Inc.	411,000	25,498,440
		134,132,898
Materials 10.2%
Alcoa Inc.	2,784,000	43,569,600
Allegheny Technologies Inc.	953,000	27,189,090
Ashland Inc.	167,000	19,792,840
[a,b]Intrepid Potash Inc.	1,994,000	26,540,140
[a]RTI International Metals Inc.	741,300	16,530,990
		133,622,660
Media 1.0%
[a]News Corp., B	857,000	12,375,080

Multi-line Insurance 5.3%
American National Insurance Co.	176,000	18,311,040

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Value Investors Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)
Assurant Inc.	359,000	22,800,090
HCC Insurance Holdings Inc.	517,000	27,576,780
		68,687,910
Pharmaceuticals, Biotechnology & Life Sciences 0.8%
[a]Bio-Rad Laboratories Inc., A	90,000	10,302,300
Property & Casualty Insurance 5.1%
The Chubb Corp.	236,000	23,104,400
Selective Insurance Group Inc.	741,000	19,132,620
The Travelers Cos. Inc.	233,000	23,957,060
		66,194,080
Real Estate 0.7%
[a,c]Trinity Place Holdings Inc.	1,200,000	9,000,000
Retailing 0.9%
Haverty Furniture Cos. Inc.	505,000	12,337,150
Semiconductors & Semiconductor Equipment 4.8%
Brooks Automation Inc.	603,000	7,784,730
[a]First Solar Inc.	405,000	17,139,600
MKS Instruments Inc.	492,000	17,224,920
[a]Photronics Inc.	2,425,000	20,370,000
		62,519,250
Technology Hardware & Equipment 5.4%
Corning Inc.	2,525,000	60,019,250
[a]Ingram Micro Inc., A	408,000	10,273,440
		70,292,690
Telecommunication Services 2.0%
[a]Iridium Communications Inc.	1,975,883	16,814,765
[a,d]Orbcomm Inc.	1,750,000	9,730,000
		26,544,765
Utilities 3.3%
Great Plains Energy Inc.	297,000	8,782,290
IDACORP Inc.	134,000	9,099,940
[a,c,e]KGen Power Corp., 144A	2,800,000	823,928
Northeast Utilities	165,000	9,170,700
PNM Resources Inc.	297,000	9,058,500
Westar Energy Inc.	130,000	5,553,600
		42,488,958
Total Common Stocks (Cost $836,160,508)		1,148,540,740
Convertible Preferred Stocks (Cost $5,000,000) 0.5%
Telecommunication Services 0.5%
Iridium Communications Inc., 6.75%, cvt., pfd., Series B	20,000	6,747,100

Total Investments before Short Term Investments (Cost $841,160,508)		1,155,287,840

Short Term Investments 12.0%
Money Market Funds (Cost $146,871,701) 11.3%
[a,f]Institutional Fiduciary Trust Money Market Portfolio	146,871,701	146,871,701
	Principal Amount
Investments from Cash Collateral Received for Loaned Securities 0.7%
[g]Joint Repurchase Agreements 0.7%
Barclays Capital Inc., 0.05%, 2/02/15 (Maturity Value $2,309,492)
Collateralized by U.S. Treasury Bonds, 3.00% - 5.00%, 5/15/37 - 5/15/42; U.S.
Treasury Notes, 1.25% - 2.00%, 1/31/19 - 8/31/21; and U.S. Treasury Strips,
11/15/15 - 11/15/44 (valued at $2,355,672)	$2,309,482	2,309,482
Citigroup Global Markets Inc., 0.05%, 2/02/15 (Maturity Value $486,197)
Collateralized by U.S. Treasury Bonds, 6.00%, 2/15/26; and U.S. Treasury Notes,
0.25% - 2.25%, 5/15/15 - 11/15/21 (valued at $495,919)	486,195	486,195

Franklin Value Investors Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)

HSBC Securities (USA) Inc., 0.05%, 2/02/15 (Maturity Value $2,309,492)
Collateralized by U.S. Government and Agency Securities, 0.14% - 7.125%, 2/09/15 –
7/15/32; U.S. Government Agency Securities, zero cpn., 12/01/15 - 3/17/31; and
U.S. Government Agency Strips, 1/15/16 - 1/15/30 (valued at $2,144,806)	2,309,482	2,309,482
J.P. Morgan Securities LLC, 0.06%, 2/02/15 (Maturity Value $2,309,494)
Collateralized by U.S. Treasury Bonds, Index Linked, 0.625% - 3.875%, 1/15/27 –
2/15/44; U.S. Treasury Notes, 3.375%, 11/15/19; and U.S. Treasury Notes, Index
Linked, 0.125% - 2.50%, 4/15/16 - 1/15/25 (valued at $2,355,699)	2,309,482	2,309,482
Morgan Stanley & Co. LLC, 0.06%, 2/02/15 (Maturity Value $2,309,494)
Collateralized by [h]U.S. Treasury Bills, 1/07/16; and U.S. Treasury Bonds,
6.00% - 8.75%, 8/15/20 - 2/15/26 (valued at $2,355,675)	2,309,482	2,309,482
Total Joint Repurchase Agreements (Cost $9,724,123)		9,724,123
Total Investments (Cost $997,756,332) 100.6%		1,311,883,664

Other Assets, less Liabilities (0.6)%		(7,413,867)
Net Assets 100.0%		$1,304,469,797

a Non-income producing.
b A portion or all of the security is on loan at January 31, 2015.
c See Note 5 regarding holdings of 5% voting securities.
d At January 31, 2015, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time.
e See Note 4 regarding restricted securities.
f Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.
g At January 31, 2015, all joint repurchase agreements had been entered into on January 30, 2015.
h The security is traded on a discount basis with no stated coupon rate.

Franklin Value Investors Trust

Statement of Investments, January 31, 2015 (unaudited)

Franklin Large Cap Value Fund	Shares	Value
Common Stocks 97.1%
Automobiles & Components 3.0%
BorgWarner Inc.	51,000	$2,754,510
Johnson Controls Inc.	83,500	3,880,245
		6,634,755
Banks 9.2%
Bank of America Corp.	136,000	2,060,400
BB&T Corp.	69,000	2,435,010
Citigroup Inc.	85,000	3,990,750
Comerica Inc.	70,000	2,905,000
KeyCorp	266,000	3,455,340
Regions Financial Corp.	250,000	2,175,000
U.S. Bancorp	71,000	2,975,610
		19,997,110
Capital Goods 13.1%
3M Co.	7,000	1,136,100
Dover Corp.	34,500	2,416,380
Eaton Corp. PLC	55,000	3,469,950
General Dynamics Corp.	28,000	3,729,880
General Electric Co.	103,500	2,472,615
Illinois Tool Works Inc.	28,000	2,606,520
Parker Hannifin Corp.	27,000	3,144,420
Pentair PLC (United Kingdom)	46,000	2,843,260
Rockwell Automation Inc.	15,000	1,633,800
Stanley Black & Decker Inc.	22,000	2,060,300
United Technologies Corp.	26,500	3,041,670
		28,554,895
Consumer Durables & Apparel 1.6%
NIKE Inc., B	37,400	3,450,150

Diversified Financials 4.1%
[a]Berkshire Hathaway Inc., A	8	1,726,920
Capital One Financial Corp.	20,456	1,497,583
Northern Trust Corp.	27,000	1,765,260
State Street Corp.	55,000	3,933,050
		8,922,813
Energy 10.9%
Apache Corp.	25,400	1,589,278
Baker Hughes Inc.	37,200	2,157,228
[a]California Resources Corp.	9,000	46,080
Chevron Corp.	20,000	2,050,600
ConocoPhillips	29,500	1,857,910
Denbury Resources Inc.	168,000	1,159,200
Devon Energy Corp.	35,000	2,109,450
Ensco PLC, A	56,000	1,570,240
Exxon Mobil Corp.	29,000	2,535,180
HollyFrontier Corp.	57,000	2,047,440
Occidental Petroleum Corp.	22,500	1,800,000
Phillips 66	19,250	1,353,660
Schlumberger Ltd.	23,000	1,894,970
Valero Energy Corp.	32,000	1,692,160
		23,863,396
Food & Staples Retailing 3.0%
CVS Health Corp.	37,000	3,631,920
Walgreens Boots Alliance Inc.	40,000	2,950,000
		6,581,920
Food, Beverage & Tobacco 3.3%
Archer-Daniels-Midland Co.	65,000	3,030,950

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Value Investors Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)

Bunge Ltd.	45,500	4,073,615
		7,104,565
Health Care Equipment & Services 3.3%
Abbott Laboratories	43,300	1,938,108
Becton, Dickinson and Co.	29,000	4,004,320
Medtronic PLC	16,730	1,194,522
		7,136,950
Household & Personal Products 0.9%
The Procter & Gamble Co.	23,000	1,938,670

Insurance 11.8%
Aflac Inc.	57,000	3,253,560
The Allstate Corp.	75,000	5,234,250
The Chubb Corp.	25,000	2,447,500
MetLife Inc.	80,000	3,720,000
Principal Financial Group Inc.	58,000	2,721,940
The Progressive Corp.	98,000	2,543,100
Prudential Financial Inc.	52,000	3,945,760
The Travelers Cos. Inc.	17,000	1,747,940
		25,614,050
Materials 5.4%
Air Products and Chemicals Inc.	10,400	1,514,344
Alcoa Inc.	305,000	4,773,250
FMC Corp.	10,000	575,000
Nucor Corp.	78,000	3,404,700
Praxair Inc.	12,000	1,447,080
		11,714,374
Pharmaceuticals, Biotechnology & Life Sciences 8.2%
[a]Gilead Sciences Inc.	35,000	3,669,050
Merck & Co. Inc.	64,000	3,857,920
Pfizer Inc.	95,000	2,968,750
Roche Holding AG, ADR (Switzerland)	70,000	2,363,200
Sanofi, ADR (France)	50,000	2,304,500
Teva Pharmaceutical Industries Ltd., ADR (Israel)	46,500	2,643,990
		17,807,410
Retailing 4.8%
The Home Depot Inc.	38,500	4,020,170
Nordstrom Inc.	39,000	2,971,800
Target Corp.	48,000	3,533,280
		10,525,250
Semiconductors & Semiconductor Equipment 2.6%
[a]First Solar Inc.	48,000	2,031,360
Maxim Integrated Products Inc.	48,600	1,608,174
Microchip Technology Inc.	45,000	2,029,500
		5,669,034
Software & Services 5.2%
International Business Machines Corp.	15,000	2,299,650
Microsoft Corp.	69,500	2,807,800
Symantec Corp.	25,000	619,250
[a]Teradata Corp.	40,000	1,782,400
Xerox Corp.	295,000	3,885,150
		11,394,250
Technology Hardware & Equipment 5.3%
Cisco Systems Inc.	110,000	2,900,150
Corning Inc.	205,000	4,872,850
EMC Corp.	27,200	705,296
QUALCOMM Inc.	22,500	1,405,350
TE Connectivity Ltd.	23,600	1,566,804
		11,450,450
Transportation 1.2%
Norfolk Southern Corp.	25,000	2,549,250

	Franklin Value Investors Trust

	Statement of Investments, January 31, 2015 (unaudited) (continued)
	Utilities 0.2%
	Exelon Corp.	14,000	504,560
	Total Common Stocks (Cost $151,968,492)		211,413,852

	Short Term Investments (Cost $6,158,775) 2.8%
	Money Market Funds 2.8%
	[a,b]Institutional Fiduciary Trust Money Market Portfolio	6,158,775	6,158,775
	Total Investments (Cost $158,127,267) 99.9%		217,572,627
	Other Assets, less Liabilities 0.1%		263,230
	Net Assets 100.0%		$217,835,857

	[a]Non-income producing.
	[b]Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

	ABBREVIATIONS
	Selected Portfolio
ADR	- American Depositary Receipt

Franklin Value Investors Trust

Statement of Investments, January 31, 2015 (unaudited)

Franklin MicroCap Value Fund	Shares	Value
Common Stocks 93.1%
Aerospace & Defense 3.0%
[a]Ducommun Inc.	236,000	$6,128,920
[a]Sparton Corp.	260,211	6,109,754
		12,238,674
Automobiles & Components 1.8%
Spartan Motors Inc.	1,428,400	7,441,964

Banks 9.3%
Bar Harbor Bankshares	235,152	7,219,166
Citizens Community Bancorp Inc.	128,700	1,173,101
[a]County Bancorp Inc.	50,000	955,000
First Defiance Financial Corp.	193,000	5,878,780
Investar Holding Corp.	200,000	2,800,000
MidSouth Bancorp Inc.	225,000	3,136,500
Northeast Bancorp	459,500	4,130,905
Old Line Bancshares Inc.	94,145	1,359,454
Peoples Financial Services Corp.	87,543	3,950,816
Southern Missouri Bancorp Inc.	70,000	2,590,000
WSFS Financial Corp.	60,000	4,431,600
		37,625,322
Building Products 4.0%
Burnham Holdings Inc., A	219,000	4,188,375
[a]Gibraltar Industries Inc.	510,000	7,721,400
Griffon Corp.	120,000	1,762,800
Insteel Industries Inc.	119,723	2,444,744
		16,117,319
Commercial & Professional Services 4.2%
Ecology and Environment Inc., A	144,000	1,411,200
Healthcare Services Group Inc.	456,000	14,368,560
Kelly Services Inc., A	60,100	1,015,690
		16,795,450
Construction & Engineering 1.7%
[a]Northwest Pipe Co.	155,600	3,723,508
[a]Sterling Construction Co.	870,000	3,018,900
		6,742,408
Consumer Durables & Apparel 4.3%
Callaway Golf Co.	135,000	1,101,600
[a,b]Delta Apparel Inc.	800,000	7,400,000
[a]The Dixie Group Inc.	292,350	2,362,188
Flexsteel Industries Inc.	140,000	4,172,000
[a]LeapFrog Enterprises Inc.	550,000	1,309,000
[a]P & F Industries Inc., A	58,028	441,013
Rocky Brands Inc.	37,000	507,270
		17,293,071
Consumer Services 3.9%
Frisch's Restaurants Inc.	220,000	6,094,000
[a,b]Full House Resorts Inc.	1,600,000	2,192,000
[a]Ruby Tuesday Inc.	1,260,000	7,585,200
		15,871,200
Diversified Financials 1.2%
[a]INTL FCStone Inc.	25,000	482,000
KCAP Financial Inc.	674,150	4,476,356
		4,958,356
Electrical Equipment 1.7%
Global Power Equipment Group Inc.	540,000	6,658,200

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Value Investors Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)

Energy 8.5%
Ardmore Shipping Corp. (Ireland)	255,000	2,886,600
[a]Cloud Peak Energy Inc.	200,000	1,358,000
[a,b]Magellan Petroleum Corp.	2,527,980	1,971,824
[a]Natural Gas Services Group Inc.	246,000	4,966,740
[a]Parker Drilling Co.	1,035,000	2,804,850
[a]PHI Inc.	17,600	603,328
[a]PHI Inc., non-voting	411,000	14,060,310
Tesco Corp.	555,200	5,685,248
		34,336,900
Food & Staples Retailing 1.6%
Village Super Market Inc., A	227,000	6,576,190

Food, Beverage & Tobacco 9.0%
John B. Sanfilippo & Son Inc.	192,000	7,002,240
[a,b]Omega Protein Corp.	1,080,000	11,383,200
[a]Seneca Foods Corp., A	539,104	13,952,011
[a]Seneca Foods Corp., B	121,500	3,980,340
		36,317,791
Industrial Conglomerates 0.0%†
[a,c]Smith Investment Co. LLC	44,600	24,084

Insurance 3.8%
[a,b]ACMAT Corp., A	274,900	4,810,750
Baldwin & Lyons Inc., B	275,001	6,352,523
[a]Global Indemnity PLC, A	108,584	2,849,244
[a]Hallmark Financial Services Inc.	120,000	1,324,800
		15,337,317
Machinery 11.3%
Alamo Group Inc.	161,600	7,280,080
[b]Hardinge Inc.	934,900	10,667,209
[b]Hurco Cos. Inc.	373,964	13,118,657
[a]Lydall Inc.	262,000	7,218,100
Miller Industries Inc.	355,000	7,171,000
		45,455,046
Materials 7.1%
[d]Central Steel and Wire Co.	6,905	5,247,800
[a,b]Continental Materials Corp.	129,700	2,256,780
[a]Mercer International Inc.	260,000	3,296,800
The Monarch Cement Co.	140,744	4,249,061
Olympic Steel Inc.	320,000	4,387,200
[a]RTI International Metals Inc.	173,300	3,864,590
[a]Universal Stainless & Alloy Products Inc.	250,000	5,572,500
		28,874,731
Real Estate 2.3%
[a,c]Allen Organ Co. (LandCo. Holdings)	94,800	433,426
Arbor Realty Trust Inc.	257,700	1,791,015
[a]Bresler & Reiner Inc.	205,000	102,500
Griffin Land & Nurseries Inc.	127,000	3,764,280
[a,b]Origen Financial Inc.	1,900,000	3,220,500
		9,311,721
Retailing 5.7%
Brown Shoe Co. Inc.	226,000	6,416,140
Fred's Inc.	360,000	5,976,000
Haverty Furniture Cos. Inc.	215,000	5,252,450
Shoe Carnival Inc.	233,000	5,410,260
		23,054,850
Semiconductors & Semiconductor Equipment 1.0%
[a]Photronics Inc.	464,797	3,904,295

Franklin Value Investors Trust
Statement of Investments, January 31, 2015 (unaudited) (continued)

Technology Hardware & Equipment 1.2%
[a]Key Tronic Corp.	400,000	3,688,000
[a]Kimball Electronics Inc.	100,725	1,025,381
		4,713,381
Telecommunication Services 2.9%
Atlantic Tele-Network Inc.	66,000	4,384,380
[a]Hawaiian Telcom Holdco Inc.	225,000	5,856,750
North State Telecommunications Corp., B	21,757	1,460,439
		11,701,569
Transportation 3.6%
International Shipholding Corp.	345,000	5,782,200
[a]P.A.M. Transportation Services Inc.	54,359	3,147,386
Providence and Worcester Railroad Co.	190,000	3,505,500
[a]SAIA Inc.	52,000	2,189,720
		14,624,806
Total Common Stocks (Cost $242,255,913)		375,974,645

Short Term Investments (Cost $29,843,183) 7.4%
Money Market Funds 7.4%
[a,e]Institutional Fiduciary Trust Money Market Portfolio	29,843,183	29,843,183
Total Investments (Cost $272,099,096) 100.5%		405,817,828
Other Assets, less Liabilities (0.5)%		(1,870,187)
Net Assets 100.0%		$403,947,641

† Rounds to less than 0.1% of net assets.
a Non-income producing.
b See Note 5 regarding holdings of 5% voting securities.
c See Note 4 regarding restricted securities.
d At January 31, 2015, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time.
e Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

Franklin Value Investors Trust

Statement of Investments, January 31, 2015 (unaudited)

Franklin MidCap Value Fund	Shares/Units	Value
Common Stocks and Other Equity Interests 97.5%
Automobiles & Components 2.0%
Autoliv Inc.	3,800	$403,028
BorgWarner Inc.	7,400	399,674
Gentex Corp.	22,600	377,194
Harley-Davidson Inc.	30,900	1,906,530
		3,086,426
Banks 4.3%
Comerica Inc.	57,900	2,402,850
KeyCorp	201,500	2,617,485
Regions Financial Corp.	198,600	1,727,820
		6,748,155
Capital Goods 8.7%
Babcock & Wilcox Co.	29,100	792,393
Carlisle Cos. Inc.	13,400	1,201,712
Dover Corp.	6,800	476,272
Exelis Inc.	73,400	1,255,874
Fortune Brands Home & Security Inc.	32,000	1,433,280
Hillenbrand Inc.	24,500	769,545
ITT Corp.	29,700	1,063,557
KBR Inc.	5,000	82,650
L-3 Communications Holdings Inc.	10,600	1,305,072
[a]MRC Global Inc.	5,700	61,617
Owens Corning Inc.	24,674	988,194
Pentair PLC (United Kingdom)	7,800	482,118
Regal-Beloit Corp.	32,400	2,230,740
Rockwell Automation Inc.	700	76,244
Stanley Black & Decker Inc.	800	74,920
W.W. Grainger Inc.	1,900	448,096
Xylem Inc.	30,600	1,043,460
		13,785,744
Commercial & Professional Services 1.6%
Robert Half International Inc.	15,300	888,318
Towers Watson & Co.	14,200	1,682,700
		2,571,018
Consumer Durables & Apparel 1.7%
Coach Inc.	37,800	1,405,782
Hasbro Inc.	22,400	1,230,208
		2,635,990
Diversified Financials 9.7%
iShares Russell Mid-Cap Value ETF	105,800	7,692,718
KKR & Co., LP (Units)	93,800	2,252,138
Northern Trust Corp.	49,200	3,216,696
Raymond James Financial Inc.	42,400	2,231,088
		15,392,640
Energy 3.7%
Denbury Resources Inc.	109,000	752,100
Ensco PLC, A	21,096	591,532
HollyFrontier Corp.	32,700	1,174,584
Murphy Oil Corp.	11,900	534,429
Rowan Cos. PLC	32,500	686,400
Superior Energy Services Inc.	33,600	672,000
[a,b]Ultra Petroleum Corp.	64,100	817,275
[a]Unit Corp.	22,600	673,028
		5,901,348
Food, Beverage & Tobacco 1.7%
Bunge Ltd.	13,694	1,226,024

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Value Investors Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)

Ingredion Inc.	18,100	1,459,584
		2,685,608
Health Care Equipment & Services 8.3%
[a]Community Health Systems Inc.	6,800	320,076
DENTSPLY International Inc.	15,300	765,382
Hill-Rom Holdings Inc.	35,100	1,676,376
[a]Laboratory Corp. of America Holdings	14,800	1,698,744
[a]LifePoint Hospitals Inc.	22,400	1,461,376
[a]Mednax Inc.	19,100	1,296,699
Omnicare Inc.	18,500	1,387,130
ResMed Inc.	37,100	2,317,637
Zimmer Holdings Inc.	20,200	2,264,420
		13,187,840
Insurance 8.2%
The Allstate Corp.	17,800	1,242,262
Arthur J. Gallagher & Co.	45,000	1,999,350
[a]Genworth Financial Inc., A	83,300	581,434
Marsh & McLennan Cos. Inc.	21,400	1,150,678
Principal Financial Group Inc.	41,300	1,938,209
The Progressive Corp.	119,100	3,090,645
RenaissanceRe Holdings Ltd.	11,100	1,061,493
W. R. Berkley Corp.	39,900	1,954,701
		13,018,772
Materials 8.4%
Albemarle Corp.	30,300	1,462,278
Alcoa Inc.	105,500	1,651,075
Ashland Inc.	14,400	1,706,688
Bemis Co. Inc.	13,200	584,760
Celanese Corp., A	21,400	1,150,464
[a,b]Intrepid Potash Inc.	120,500	1,603,855
MeadWestvaco Corp.	30,200	1,518,456
The Mosaic Co.	52,700	2,565,963
Nucor Corp.	25,300	1,104,345
		13,347,884
Media 1.6%
John Wiley & Sons Inc., A	41,900	2,596,124

Pharmaceuticals, Biotechnology & Life Sciences 1.6%
Agilent Technologies Inc.	48,200	1,820,514
[a]Bio-Rad Laboratories Inc., A	6,600	755,502
		2,576,016
Real Estate 10.1%
American Campus Communities Inc.	81,300	3,573,948
DDR Corp.	177,200	3,473,120
Equity Lifestyle Properties Inc.	26,300	1,439,399
Host Hotels & Resorts Inc.	158,500	3,628,065
Liberty Property Trust	77,100	3,107,130
[a]Realogy Holdings Corp.	18,000	837,000
		16,058,662
Retailing 5.1%
Chico's FAS Inc.	47,500	792,300
DSW Inc., A	50,200	1,785,112
[b]GameStop Corp., A	51,900	1,829,475
Nordstrom Inc.	27,500	2,095,500
[a]Urban Outfitters Inc.	44,200	1,540,812
		8,043,199
Semiconductors & Semiconductor Equipment 5.0%
Altera Corp.	37,700	1,241,272
[a]First Solar Inc.	5,300	224,296
KLA-Tencor Corp.	23,900	1,469,133
Maxim Integrated Products Inc.	18,200	602,238
Microchip Technology Inc.	48,400	2,182,840

Franklin Value Investors Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)
NVIDIA Corp.	60,400	1,159,982
Teradyne Inc.	61,300	1,109,530
		7,989,291
Software & Services 6.8%
Amdocs Ltd.	41,500	1,999,470
[a]Cadence Design Systems Inc.	121,000	2,176,790
Leidos Holdings Inc.	28,125	1,164,375
Science Applications International Corp.	16,071	783,943
Symantec Corp.	10,000	247,700
[a]Teradata Corp.	28,700	1,278,872
Total System Services Inc.	63,500	2,245,995
Xerox Corp.	61,500	809,955
		10,707,100
Technology Hardware & Equipment 2.7%
Corning Inc.	106,000	2,519,620
[a]Keysight Technologies Inc.	45,450	1,517,576
[a]Knowles Corp.	8,700	184,527
		4,221,723
Transportation 1.0%
Alaska Air Group Inc.	12,000	814,440
J.B. Hunt Transport Services Inc.	9,900	788,139
		1,602,579
Utilities 5.3%
[a]Calpine Corp.	112,100	2,340,648
DTE Energy Co.	20,300	1,820,098
Northeast Utilities	36,000	2,000,880
Sempra Energy	20,000	2,238,400
		8,400,026
Total Common Stocks and Other Equity Interests (Cost $127,925,640)		154,556,145

Short Term Investments 4.8%
Money Market Funds (Cost $4,348,998) 2.7%
[a,c]Institutional Fiduciary Trust Money Market Portfolio	4,348,998	4,348,998

Investments from Cash Collateral Received for Loaned Securities 2.1%
Money Market Funds (Cost $1,000,000) 0.6%
[a,c]Institutional Fiduciary Trust Money Market Portfolio	1,000,000	1,000,000

	Principal Amount
[d]Joint Repurchase Agreements 1.5%
Barclays Capital Inc., 0.05%, 2/02/15 (Maturity Value $1,000,004)
Collateralized by U.S. Treasury Bonds, 3.00% - 5.00%, 5/15/37 - 5/15/42; U.S.
Treasury Notes, 1.25% - 2.00%, 1/31/19 - 8/31/21; and U.S. Treasury Strips,
11/15/15 - 11/15/44 (valued at $1,020,000)	$1,000,000	1,000,000
Citigroup Global Markets Inc., 0.05%, 2/02/15 (Maturity Value $305,212)
Collateralized by U.S. Treasury Bonds, 6.00%, 2/15/26; and U.S. Treasury Notes,
0.25% - 2.25%, 5/15/15 - 11/15/21 (valued at $311,315)	305,211	305,211
HSBC Securities (USA) Inc., 0.05%, 2/02/15 (Maturity Value $1,000,004)
Collateralized by U.S. Government and Agency Securities, 0.14% - 7.25%, 2/09/15 –
7/15/32; U.S. Government Agency Securities, zero cpn., 12/01/15 - 3/17/31; and
U.S. Government Agency Strips, 4/15/15 - 4/15/30 (valued at $1,020,001)	1,000,000	1,000,000

Franklin Value Investors Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)
Total Joint Repurchase Agreements (Cost $2,305,211)	2,305,211
Total Investments from Cash Collateral Received for Loaned Securities (Cost $3,305,211)	3,305,211
Total Investments (Cost $135,579,849) 102.3%	162,210,354
Other Assets, less Liabilities (2.3)%	(3,647,175)
Net Assets 100.0%	$158,563,179

a Non-income producing.
b A portion or all of the security is on loan at January 31, 2015.
c Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.
d At January 31, 2015, all joint repurchase agreements had been entered into on January 30, 2015.

ABBREVIATIONS
Selected Portfolio
ETF	- Exchange Traded Fund

Franklin Value Investors Trust

Statement of Investments, January 31, 2015 (unaudited)

Franklin Small Cap Value Fund	Shares	Value
Common Stocks 93.7%
Aerospace & Defense 1.9%
AAR Corp.	1,685,900	$48,317,894

Automobiles & Components 5.0%
[a]Drew Industries Inc.	389,900	19,604,172
Gentex Corp.	2,042,800	34,094,332
Thor Industries Inc.	1,079,900	60,852,365
Winnebago Industries Inc.	580,800	11,552,112
		126,102,981
Banks 2.7%
Chemical Financial Corp.	675,055	19,144,560
EverBank Financial Corp.	997,500	17,406,375
OFG Bancorp. (Puerto Rico)	755,000	12,155,500
Peoples Bancorp Inc.	220,500	5,038,425
TrustCo Bank Corp. NY	1,960,400	12,605,372
		66,350,232
Building Products 4.4%
Apogee Enterprises Inc.	647,300	28,002,198
[a]Gibraltar Industries Inc.	1,160,400	17,568,456
Griffon Corp.	47,700	700,713
Simpson Manufacturing Co. Inc.	567,000	18,506,880
Universal Forest Products Inc.	906,800	45,394,408
		110,172,655
Commercial & Professional Services 1.9%
McGrath RentCorp	587,600	17,851,288
MSA Safety Inc.	699,700	30,548,902
		48,400,190
Construction & Engineering 3.7%
EMCOR Group Inc.	1,055,500	42,599,980
Granite Construction Inc.	1,471,070	50,134,066
		92,734,046
Consumer Durables & Apparel 5.0%
Brunswick Corp.	583,100	31,650,668
[a]Helen of Troy Ltd.	38,100	2,865,882
[b]Hooker Furniture Corp.	582,900	10,515,516
La-Z-Boy Inc.	2,374,500	63,375,405
[a]M/I Homes Inc.	875,400	18,068,256
		126,475,727
Electrical Equipment 4.7%
EnerSys	669,800	39,102,924
Franklin Electric Co. Inc.	531,400	18,179,194
Powell Industries Inc.	252,700	9,857,827
Regal-Beloit Corp.	746,500	51,396,525
		118,536,470
Energy 6.8%
Bristow Group Inc.	749,100	41,732,361
Energen Corp.	314,000	19,913,880
[a]Helix Energy Solutions Group Inc.	1,107,600	20,789,652
Hunting PLC (United Kingdom)	1,241,300	7,436,076
[a]Oil States International Inc.	497,800	20,444,646
Rowan Cos. PLC	873,500	18,448,320
Tidewater Inc.	355,800	10,410,708
[a]Unit Corp.	1,014,400	30,208,832
		169,384,475
Food, Beverage & Tobacco 2.7%
GrainCorp Ltd. (Australia)	2,675,000	18,550,197

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Value Investors Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)

Maple Leaf Foods Inc. (Canada)	3,104,100	49,796,566
		68,346,763
Health Care Equipment & Services 4.9%
Hill-Rom Holdings Inc.	574,200	27,423,792
STERIS Corp.	956,900	62,409,018
Teleflex Inc.	297,000	32,539,320
		122,372,130
Industrial Conglomerates 1.6%
Carlisle Cos. Inc.	458,000	41,073,440

Insurance 8.7%
Arthur J. Gallagher & Co.	304,400	13,524,492
Aspen Insurance Holdings Ltd.	944,400	40,911,408
Assurant Inc.	68,700	4,363,137
The Hanover Insurance Group Inc.	492,300	33,968,700
HCC Insurance Holdings Inc.	235,300	12,550,902
Montpelier Re Holdings Ltd.	430,800	15,134,004
Old Republic International Corp.	1,820,000	25,552,800
StanCorp Financial Group Inc.	782,100	48,521,484
Validus Holdings Ltd.	585,411	23,211,546
		217,738,473
Machinery 10.3%
Astec Industries Inc.	1,092,500	38,849,300
Briggs & Stratton Corp.	714,700	13,157,627
[a]EnPro Industries Inc.	368,000	21,833,440
Hillenbrand Inc.	1,190,100	37,381,041
Kennametal Inc.	390,994	12,285,031
Lincoln Electric Holdings Inc.	404,300	27,456,013
[c]Lindsay Corp.	326,600	28,224,772
Mueller Industries Inc.	1,198,500	37,620,915
[a]Wabash National Corp.	2,915,600	36,357,532
Watts Water Technologies Inc., A	80,000	4,690,400
		257,856,071
Materials 15.5%
A. Schulman Inc.	1,071,300	37,334,805
Allegheny Technologies Inc.	346,500	9,885,645
AptarGroup Inc.	84,600	5,339,106
Axiall Corp.	1,345,900	59,556,075
Cabot Corp.	803,600	34,080,676
Carpenter Technology Corp.	978,400	37,120,496
H.B. Fuller Co.	1,186,900	48,840,935
Minerals Technologies Inc.	436,500	28,516,545
RPM International Inc.	778,800	37,273,368
Sensient Technologies Corp.	1,057,300	64,495,300
Steel Dynamics Inc.	573,600	9,774,144
Stepan Co.	419,600	16,112,640
		388,329,735
Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Gerresheimer AG (Germany)	404,259	22,100,603

Real Estate 0.2%
Excel Trust Inc.	381,600	5,357,664

Retailing 8.9%
Brown Shoe Co. Inc.	1,350,100	38,329,339
The Cato Corp., A	600,700	25,469,680
[a]Genesco Inc.	553,300	39,533,285
Group 1 Automotive Inc.	655,100	52,663,489
The Men's Wearhouse Inc.	955,300	44,392,791
[a]The Pep Boys - Manny, Moe & Jack	1,455,400	12,269,022

Franklin Value Investors Trust
Statement of Investments, January 31, 2015 (unaudited) (continued)
[a]West Marine Inc.	815,200	9,782,400
		222,440,006
Semiconductors & Semiconductor Equipment 0.5%
Cohu Inc.	1,000,000	11,330,000
Technology Hardware & Equipment 1.6%
[a]Ingram Micro Inc., A	708,400	17,837,512
[a]Rofin-Sinar Technologies Inc.	808,900	21,775,588
		39,613,100
Trading Companies & Distributors 0.5%
Applied Industrial Technologies Inc.	335,924	13,581,407
Transportation 1.3%
[a]Genesee & Wyoming Inc.	214,965	17,723,864
SkyWest Inc.	1,158,000	14,532,900
		32,256,764
Total Common Stocks (Cost $1,811,521,198)		2,348,870,826
	Principal Amount
Corporate Bonds (Cost $13,450,842) 0.5%
Energy 0.5%
Unit Corp., senior sub. note, 6.625%, 5/15/21	13,927,000	13,195,832
Total Investments before Short Term Investments (Cost $1,824,972,040)		2,362,066,658

Short Term Investments 7.0%
	Shares
Money Market Funds (Cost $147,698,831) 5.9%
[a,d]Institutional Fiduciary Trust Money Market Portfolio	147,698,831	147,698,831
Investments from Cash Collateral Received for Loaned Securities 1.1%
Money Market Funds (Cost $15,250,000) 0.6%
[a,d]Institutional Fiduciary Trust Money Market Portfolio	15,250,000	15,250,000
	Principal Amount
[e]Joint Repurchase Agreements 0.5%
Barclays Capital Inc., 0.05%, 2/02/15 (Maturity Value $6,300,695)
Collateralized by U.S. Treasury Bonds, 3.00% - 5.00%, 5/15/37 - 5/15/42; U.S.
Treasury Notes, 1.25% - 2.00%, 1/31/19 - 8/31/21; and U.S. Treasury Strips,
11/15/15 - 11/15/44 (valued at $6,426,683)	$6,300,669	6,300,669
HSBC Securities (USA) Inc., 0.05%, 2/02/15 (Maturity Value $6,712,536)
Collateralized by U.S. Treasury Strips, 2/15/25 - 11/15/44 (valued at $6,846,763)	6,712,508	6,712,508
Total Joint Repurchase Agreements (Cost $13,013,177)		13,013,177
Total Investments from Cash Collateral Received for Loaned Securities (Cost $28,263,177)		28,263,177
Total Investments (Cost $2,000,934,048) 101.2%		2,538,028,666
Other Assets, less Liabilities (1.2)%		(31,123,725)
Net Assets 100.0%		$2,506,904,941

aNon-income producing.
bSee Note 5 regarding holdings of 5% voting securities.
cA portion or all of the security is on loan at January 31, 2015.
dInstitutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.
eAt January 31, 2015, all joint repurchase agreements had been entered into on January 30, 2015.

Franklin Value Investors Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Value Investors Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of six separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing NAV.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Repurchase agreements are valued at cost, which approximates fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. INCOME TAXES

At January 31, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

		Franklin
	Franklin All Cap	Balance Sheet	Franklin Large Cap
	Value Fund	Investment Fund	Value Fund

Cost of investments	$46,771,713	$998,378,476	$158,127,267

Unrealized appreciation	$9,314,376	$404,709,912	$68,553,948
Unrealized depreciation	(1,982,854)	(91,204,724)	(9,108,588)
Net unrealized appreciation (depreciation)	$7,331,522	$313,505,188	$59,445,360

	Franklin
	MicroCap Value	Franklin MidCap	Franklin Small Cap
	Fund	Value Fund	Value Fund

Cost of investments	$272,173,782	$135,817,057	$2,002,812,383

Unrealized appreciation	$159,047,885	$32,437,168	$636,787,083
Unrealized depreciation	(25,403,839)	(6,043,871)	(101,570,800)
Net unrealized appreciation (depreciation)	$133,644,046	$26,393,297	$535,216,283

4. RESTRICTED SECURITIES

At January 31, 2015, Franklin Balance Sheet Investment Fund and Franklin MicroCap Value Fund held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

	Acquisition
Shares	Issuer	Dates	Cost	Value
Franklin Balance Sheet Investment Fund
2,800,000	KGen Pow er Corp., 144A (Value is 0.06% of Net Assets)	12/19/06	$-	$823,928

Franklin MicroCap Value Fund
94,800	Allen Organ Co. (LandCo. Holdings)	9/07/06	$181,146	$433,426
44,600	Smith Investment Co. LLC	1/20/09	-	24,084
	Total Restricted Securities (Value is 0.11% of Net Assets)		$181,146	$457,510

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for Franklin Balance Sheet Investment Fund, Franklin MicroCap Value Fund and Franklin Small Cap Value Fund for the three months ended January 31, 2015, were as shown below.

	Number of			Number of
	Shares Held			Shares Held	Value at
	at Beginning	Gross	Gross	at End of	End of Investment		Realized
Name of Issuer	of Period Additions Reductions			of Period	Period	Income Gain (Loss)
Franklin Balance Sheet Investment Fund
Non-Controlled Affiliates
KGen Pow er Corp., 144A	2,800,000	-	-	2,800,000	$823,928	$-	$-
Trinity Place Holdings Inc.	1,200,000	-	-	1,200,000	9,000,000	-	-
Total Affiliated Securities (Value is 0.75% of Net Assets)					$9,823,928	$-	$-

Franklin MicroCap Value Fund
Non-Controlled Affiliates
ACMAT Corp., A	274,900	-	-	274,900	$4,810,750	$-	$-
Cal Dive International Inc.	5,395,000	-	(5,395,000)	-	-	-	(9,361,898)
Continental Materials Corp.	129,700	-	-	129,700	2,256,780	-	-
Delta Apparel Inc.	800,000	-	-	800,000	7,400,000	-	-
Full House Resorts Inc.	1,600,000	-	-	1,600,000	2,192,000	-	-
Hardinge Inc.	934,900	-	-	934,900	10,667,209	18,698	-
Hurco Cos. Inc.	379,400	-	(5,436)	373,964	13,118,657	26,177	109,042
Magellan Petroleum Corp.	2,377,980	150,000	-	2,527,980	1,971,824	-	-
Omega Protein Corp.	1,080,000	-	-	1,080,000	11,383,200	-	-
Origen Financial Inc.	1,900,000	-	-	1,900,000	3,220,500	-	-
Total Affiliated Securities (Value is 14.12% of Net Assets)					$57,020,920	$44,875	$(9,252,856)

Franklin Small Cap Value Fund
Non-Controlled Affiliates
Hooker Furniture Corp. (Value is 0.42% of Net Assets)	582,900	-	-	582,900	$10,515,516	$58,290	$-

6. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of January 31, 2015, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin All Cap Value Fund
Assets:
Investments in Securities:
Equity Investments[a]	$50,732,851	$-	$-	$50,732,851
Corporate Bonds	-	283,302	-	283,302
Short Term Investments	3,087,082	-	-	3,087,082
Total Investments in Securities	$53,819,933	$283,302	$-	$54,103,235

Franklin Balance Sheet Investment Fund
Assets:
Investments in Securities:
Equity Investments:
Telecommunication Services	$26,544,765	$6,747,100	$-	$33,291,865
Utilities	41,665,030	-	823,928	42,488,958
All Other Equity Investments[a]	1,079,507,017	-	-	1,079,507,017
Short Term Investments	146,871,701	9,724,123	-	156,595,824
Total Investments in Securities	$1,294,588,513	$16,471,223	$823,928	$1,311,883,664

Franklin Large Cap Value Fund
Assets:
Investments in Securities:
Equity Investments[a]	$211,413,852	$-	$-	$211,413,852
Short Term Investments	6,158,775	-	-	6,158,775
Total Investments in Securities	$217,572,627	$-	$-	$217,572,627

Franklin MicroCap Value Fund
Assets:
Investments in Securities:
Equity Investments:
Industrial Conglomerates	$-	$-	$24,084	$24,084
Insurance	10,526,567	4,810,750	-	15,337,317
Materials	23,626,931	5,247,800	-	28,874,731
Real Estate	8,775,795	102,500	433,426	9,311,721
All Other Equity Investments[a]	322,426,792	-	-	322,426,792
Short Term Investments	29,843,183	-	-	29,843,183
Total Investments in Securities	$395,199,268	$10,161,050	$457,510	$405,817,828

Franklin MidCap Value Fund
Assets:
Investments in Securities:
Equity Investments[a]	$154,556,145	$-	$-	$154,556,145
Short Term Investments	5,348,998	2,305,211	-	7,654,209
Total Investments in Securities	$159,905,143	$2,305,211	$-	$162,210,354

Franklin Small Cap Value Fund
Assets:
Investments in Securities:
Equity Investments[a]	$2,348,870,826	$-	$-	$2,348,870,826
Corporate Bonds	-	13,195,832	-	13,195,832
Short Term Investments	162,948,831	13,013,177	-	175,962,008
Total Investments in Securities	$2,511,819,657	$26,209,009	$-	$2,538,028,666

[a]For detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

7. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

8. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN VALUE INVESTORS TRUST

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date March 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date March 27, 2015

By /s/ Robert G. Kubilis

      Robert G. Kubilis

      Chief Financial Officer and

Chief Accounting Officer

Date March 27, 2015